Notes to consolidated statement of cash flows	12 Months Ended
Dec. 31, 2019
Notes to consolidated statement of cash flows [abstract]
Notes to the consolidated statement of cash flows
36	Notes to consolidated statement of cash flows

Bank balances and cash comprise the following:

	As at 31 December
	2019	2018	2017

Total bank balances and cash	13,306,139	15,832,788	9,364,823
Add: Cash and cash equivalents transferred to disposal group	-	15,104	-
Less: Restricted cash	862,881	430,210	82,433

Cash and cash equivalents as at year end	12,443,258	15,417,682	9,282,390

The bank balances and cash of the Group are denominated in the following currencies:

	As at 31 December
	2019	2018	2017

RMB	10,649,660	14,389,435	8,213,100
S$ (RMB equivalent)	1,243,481	927,395	835,995
US$ (RMB equivalent)	716,233	482,666	315,535
Others	696,765	33,292	193

Total	13,306,139	15,832,788	9,364,823

During the year, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB2,234 million and RMB2,234 million, respectively, in respect of lease arrangements (2018 and 2017: Nil).

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities:

Items	Loans (Note 25,31)	Loans in Disposal group held for sale (Note 20)	Bonds (Note 26,30)	Accrued Interests (Note 28)	Cumulative distribution of other equity instrument (Note 24)	Finance leases payables/ Lease liabilities (Note 27,43)	Dividends payable

As at 31 December 2018	211,207,782	297,400	41,519,596	1,152,767	8,846	1,442,174	1,267,833
Effect of adoption of IFRS 16	-		-	-	-	774,618	-
As at 1 January 2019 (restated)	211,207,782	297,400	41,519,596	1,152,767	8,846	2,216,792	1,267,833

(a) Asset acquisitions	9,418	-	-	-	-	602,257	-

(b) Changes from financing cash flows:
Proceeds from new loans	119,800,321	498,000	-	-	-	-	-
Repayment of loans	(130,703,965)	(213,400)	-	-	-	-	-
Proceeds from new bonds	-	-	35,300,000	-	-	-	-
Repayment of bonds	-	-	(36,500,000)	-	-	-	-
Payment of lease liabilities	-	-	-	-	-	(488,015)	-
Interest paid	-	-	(291,040)	(10,732,737)	(617,662)	-	-
Dividends paid to shareholders of the Company	-	-	-	-	-	-	(1,569,809)
Dividends paid to Non-controlling interests of the subsidiaries	-	-	-	-	-	-	(1,436,574)
Others	-	-	(29,075)	-	-	-	-

(c) Exchange adjustments	811,524	-	-	-	-	(23,673)	-

(e) Other changes:
New leases	-	-	-	-	-	2,233,736	-
Interest expenses	-	-	314,280	10,276,865	-	171,573	-
Accrued cumulative distribution of other equity instrument	-	-	-	-	685,922	-	-
Capitalised borrowing costs	-	-	-	579,808	-	-	-
Dividends relating to 2018	-	-	-	-	-	-	2,929,586
Disposal group held for sale	-	(582,000)	-	-	-	-	-
Others	17,000	-	(1,303)	-	-	-	-

As at 31 December 2019	201,142,080	-	40,312,458	1,276,703	77,106	4,712,670	1,191,036

Items	Loans (Note 25,31)	Bonds (Note 26,30)	Accrued Interests (Note 28)	Cumulative distribution of other equity instrument (Note 24)	Finance leases payables (Note 27,43)	Interest rate swap contracts (liabilities) (Note 14)

As at 1 January 2018	205,380,764	31,059,223	947,302	-	1,600,106	130,643

(a) Business combination	11,983,707	-	16,798	-	249,161	-

(b) Changes from financing cash flows:
Proceeds from new bank loans	126,001,437	-	-	-	-	-
Repayment of bank loans	(132,293,601)	-	-	-	-	-
Proceeds from new bonds	-	54,000,000	-	-	-	-
Repayment of bonds	-	(43,500,000)	-	-	-	-
Capital element of finance lease rentals paid	-	-	-	-	(549,169)	-
Interest element of finance lease rentals paid	-	-	-	-	(87,857)	-
Interest paid	-	(643,356)	(10,011,011)	(333,504)	-	-
Others	(20,466)	(73,562)	-	-	-	-

(c) Exchange adjustments	415,219	-	2,959	-	(242)	-

(d) Changes in fair value	-	-	-	-	-	18,474

(e) Other changes:
New finance leases	-	-	-	-	34,911	-
Interest expenses	-	686,017	9,701,316	-	99,079	-
Accrued cumulative distribution of other equity instrument	-	-	-	342,350	-	-
Capitalised borrowing costs	-	-	495,818	-	-	-
Transfer to a disposal group held for sale	(297,400)	-	(415)	-	-	-
Others	38,122	(8,726)	-	-	96,185	-
As at 31 December 2018	211,207,782	41,519,596	1,152,767	8,846	1,442,174	149,117

The total cash outflow for leases included in the consolidated statement of cash flows is as follows:

For the year ended 31 December 2019
Within financing activities*	(488,015)
Total	(488,015)

* During the year, the principal portion of lease liabilities paid was RMB316 million.